Subsequent Events - Extraordinary Dividends and Debt (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended						1 Months Ended			12 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 20, 2012	Sep. 30, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes Subsequent Event 2.9% Senior Notes, due 2018	Feb. 28, 2013 Senior Notes Subsequent Event 2.20% Syndicated Bank term Loan, Due 2014	Jul. 17, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Apr. 20, 2012 Revolving Credit Facility	Feb. 11, 2013 Revolving Credit Facility Subsequent Event	Feb. 11, 2013 Revolving Credit Facility Subsequent Event 2.9% Senior Notes, due 2018
Subsequent Event [Line Items]
Debt issued in private placement						$ 5,000.0		$ 1,000.0	$ 1,000.0
Fixed rate on notes							2.90%	2.90%	2.90%
Debt costs incurred to related party	64.7	101.1	134.2	204.8	297.8				0.3
Credit facility, sublimit, reduction in borrowing capacity (percent)												50.00%		50.00%
Credit facility, sublimit, maximum borrowing capacity													1,500.0		750.0
Debt repayments										$ 850.0	$ 500.0